Document and Entity Information	6 Months Ended
Mar. 28, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 28, 2014
Trading Symbol	MNK
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Filer Category	Non-accelerated Filer